EFMT 2025-CES4 ABS-15G

Exhibit 99.15

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXXX	1963058	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE5782	2025-01-14 14:18	2025-01-16 17:06	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received Borrower 1 Gap Credit Report - Due Diligence Vendor-01/16/2025 Ready for Review-Document Uploaded. gap report - Seller-01/14/2025 Open-Borrower 1 Gap Credit Report is Missing File is missing Credit refresh report required within 30 days of note date - Due Diligence Vendor-01/14/2025	Ready for Review-Document Uploaded. gap report - Seller-01/14/2025	Resolved-Received Borrower 1 Gap Credit Report - Due Diligence Vendor-01/16/2025	Qualifying DTI below maximum allowed - DTI = 42.38% - Max DTI = 50% On time mortgage history exceeds guideline requirement - On Time Mortgage History = 51 Months Required = 12 months		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3204517
XXXXX	1963058	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE5783	2025-01-14 14:18	2025-01-16 17:06	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Resolved-Received Borrower 2 Gap Credit Report - Due Diligence Vendor-01/16/2025 Ready for Review-Document Uploaded. gap report - Seller-01/14/2025 Open-Borrower 2 Gap Credit Report is Missing File is missing Credit refresh report required within 30 days of note date - Due Diligence Vendor-01/14/2025	Ready for Review-Document Uploaded. gap report - Seller-01/14/2025	Resolved-Received Borrower 2 Gap Credit Report - Due Diligence Vendor-01/16/2025	Qualifying DTI below maximum allowed - DTI = 42.38% - Max DTI = 50% On time mortgage history exceeds guideline requirement - On Time Mortgage History = 51 Months Required = 12 months		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3204518
XXXXX	1987842	XXXXX	D	B	D	A	B	B	A	A	Closed	FCRE1506	2025-02-04 14:51	2025-02-07 17:11	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received sufficient self-employed/1099 documentation and corrected 1003. - Due Diligence Vendor-02/07/2025 Ready for Review-Document Uploaded. revised 1003 has been uploaded reflecting correct business name. - Seller-02/05/2025 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. The loan file has documentation that contradicts B1's ownership of the business (and business income) stated on the loan application. - Due Diligence Vendor-02/04/2025	Ready for Review-Document Uploaded. revised 1003 has been uploaded reflecting correct business name. - Seller-02/05/2025	Resolved-Received sufficient self-employed/1099 documentation and corrected 1003. - Due Diligence Vendor-02/07/2025	Qualifying FICO score is at least 20 points above minimum for program - 801 qualifying FICO score, 700 minimum required. Months Reserves exceed minimum required - 61 mths reserves; 0 mths required.		XXXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3348752
XXXXX	1987842	XXXXX	D	B	D	A	B	B	A	A	Closed	FCRE5809	2025-02-04 13:53	2025-02-07 17:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing evidence of self employment	Resolved-Received sufficient self-employed/1099 documentation and corrected 1003. - Due Diligence Vendor-02/07/2025
Ready for Review-Document Uploaded. Our 1003 has been corrected to reflect the Borrower’s name as employer instead of the name of the business where is 1099 comes from.
 The Borrower has been self-employed as Sch C since XXXXX.  Since he’s Sch C, he is 100% owner.
The loan file contained personal tax returns and tax transcripts for 2022 and 2023, which reflected self-employment earnings for both years, with Schedule C filings, which listed B1’s business name as the same business stated on the loan application. Response:  The borrower listed the name of the business that his 1099 income comes from.
The CPA verified that the Borrower is self-employed as a construction worker (Sch C).  The CPA letter clearly states that the borrower receives 1099 income as a contract employee of XXXXX, not that he owns that business.   We made a mistake on our 1003.  We put the name of the business where his income comes from instead of entering the Borrower’s name as the business. This has been corrected.
We confirmed with XXXXX to verify the Borrower is still receiving 1099 income.  The CPA was verifying that his Sch C self-employment was still “open” and active. A processor cert including business name has been uploaded.

 - Seller-02/05/2025
Open-Per guides, “Unless otherwise addressed, FNMA manual underwriting should be followed.”
Per FNMA Selling Guide B3-3.2-01, Underwriting Factors and Documentation for a Self-Employed Borrower (12/13/2023)
“The lender may verify a self-employed borrower’s employment and income by obtaining from the borrower copies of their signed federal income tax returns (both individual returns and in some cases, business returns) that were filed with the IRS for the past two years (with all applicable schedules attached).”
“Alternatively, the lender may use IRS-issued transcripts of the borrower’s individual and business federal income tax returns that were filed with the IRS for the most recent two years—as long as the information provided is complete and legible and the transcripts include the information from all of the applicable schedules.”
“Alternative documentation to establish the number of years the borrower has ownership of 25% or more in a business may be obtained as long as the documentation clearly identifies the specific business listed on the Form 1003 and is supported by the most recent year tax returns. Documentation must be obtained through a reliable source, such as an IRS-Issued Employer Identification Number Confirmation letter, business license, articles of incorporation, or partnership agreements.”
B1 stated on the loan application that they were self-employed and have an ownership share of 25% or more of a construction business since XXXXX. The loan file contained personal tax returns and tax transcripts for 2022 and 2023, which reflected self-employment earnings for both years, with Schedule C filings, which listed B1’s business name as the same business stated on the loan application. The loan file also contained a CPA letter from 11/22/2024, that stated B1 has been a self-employed construction worker for the last 8 years and the sole owner of his business. However, the Letter noted that in 2023, B1 worked as an independent contractor for the same construction business stated on the loan application and received a 1099-NEC for his services. Further, a Verbal Verification of Employment (VVOE) was performed by the lender on 1/24/2025, with the business stated on the loan application. The individual who performed the verification spoke with the owner of the business and confirmed B1 does not have any ownership in the company and is a 1099 employee. Although the same individual also contacted the CPA on 1/24/2025 and verified that B1 was self-employed and B1’s business was “open and active,” the name of the open and active business was not provided. It should be noted that the Employer Info section of the fraud report for B1 indicated “No Match Found.”
Per the CPA Letter and VVOE in file, the borrower does not have any ownership of the business stated on the loan application or the business listed on the Schedule C for his 2022 and 2023 tax filings, which were used to qualify the borrower as a self-employed business owner, with monthly earnings of $XXX.
The loan file is missing verification of at least 25% ownership of B1’s construction business stated on the loan application, for a minimum of two years, “through a reliable source, such as an IRS-Issued Employer Identification Number Confirmation letter, business license, articles of incorporation, or partnership agreements.”  Additional conditions may apply.
--CPA to confirm ownership percentage, name of business, etc
- Due Diligence Vendor-02/04/2025	Ready for Review-Document Uploaded. Our 1003 has been corrected to reflect the Borrower’s name as employer instead of the name of the business where is 1099 comes from.
 The Borrower has been self-employed as Sch C since XXXXX.  Since he’s Sch C, he is 100% owner.
The loan file contained personal tax returns and tax transcripts for 2022 and 2023, which reflected self-employment earnings for both years, with Schedule C filings, which listed B1’s business name as the same business stated on the loan application. Response:  The borrower listed the name of the business that his 1099 income comes from.
The CPA verified that the Borrower is self-employed as a construction worker (Sch C).  The CPA letter clearly states that the borrower receives 1099 income as a contract employee of XXXXX, not that he owns that business.   We made a mistake on our 1003.  We put the name of the business where his income comes from instead of entering the Borrower’s name as the business. This has been corrected.
We confirmed with XXXXX to verify the Borrower is still receiving 1099 income.  The CPA was verifying that his Sch C self-employment was still “open” and active. A processor cert including business name has been uploaded.

 - Seller-02/05/2025
																								Resolved-Received sufficient self-employed/1099 documentation and corrected 1003. - Due Diligence Vendor-02/07/2025	Qualifying FICO score is at least 20 points above minimum for program - 801 qualifying FICO score, 700 minimum required. Months Reserves exceed minimum required - 61 mths reserves; 0 mths required.		XXXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3348141
XXXXX	1987842	XXXXX	D	B	D	A	B	B	A	A	Closed	FCOM2630	2025-02-03 14:17	2025-02-03 14:17	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Attorney Preference Letter	Waived-Right To Choose Attorney or Attorney Preference Not In File Borrower has no attorney fees on Final CD. - Due Diligence Vendor-02/03/2025		Waived-Right To Choose Attorney or Attorney Preference Not In File Borrower has no attorney fees on Final CD. - Due Diligence Vendor-02/03/2025	Qualifying FICO score is at least 20 points above minimum for program - 801 qualifying FICO score, 700 minimum required. Months Reserves exceed minimum required - 61 mths reserves; 0 mths required.			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	3338859
XXXXX	1987841	XXXXX	D	A	D	A	A	A	D	A	Closed	FPRO1253	2025-02-11 11:22	2025-03-04 14:56	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received AVM. Please see new finding for value unsupported. - Due Diligence Vendor-02/19/2025 Ready for Review-Document Uploaded. second valuation - Seller-02/18/2025 Open-Additional valuation product has not been provided. Per guides, loan amounts </= $150,000 a full 2055 exterior appraisal is permitted. However, the guides state when an exterior-only appraisal is obtained an AVM is required. The subject property was appraised using a 2055 exterior appraisal. The loan file is missing the required AVM report for the subject property. - Due Diligence Vendor-02/11/2025	Ready for Review-Document Uploaded. second valuation - Seller-02/18/2025	Resolved-Received AVM. Please see new finding for value unsupported. - Due Diligence Vendor-02/19/2025	Qualifying FICO score is at least 20 points above minimum for program - 807 qualifying FICO score, 700 minimum required. CLTV is less than guidelines maximum - 71.94% CLTV ratio, 80% maximum allowed.		XXXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3397285
XXXXX	1987841	XXXXX	D	A	D	A	A	A	D	A	Closed	FVAL1039	2025-02-19 15:47	2025-03-04 14:56	Resolved	1 - Information	C	A	Property	Value	Appraised value unsupported	Resolved-Received Desk Review supporting the Appraised Value. - Due Diligence Vendor-03/04/2025
Ready for Review-Document Uploaded. CDA - Seller-02/28/2025
Counter-Received request to consider AVM value + 10%-unable to consider -must provide acceptable secondary valuation supporting appraised value.   - Due Diligence Vendor-02/21/2025
Ready for Review-are we able to use the value plus 10%XXXXX This would still leave us under 80% LTV - Seller-02/20/2025
																						Open-Secondary valuation provided has a variance of greater than -10% compared to the original appraised value. *New* AVM provided does not support the appraised value within 10%. - Due Diligence Vendor-02/19/2025	Ready for Review-Document Uploaded. CDA - Seller-02/28/2025 Ready for Review-are we able to use the value plus 10% XXXXX This would still leave us under 80% LTV - Seller-02/20/2025	Resolved-Received Desk Review supporting the Appraised Value. - Due Diligence Vendor-03/04/2025	Qualifying FICO score is at least 20 points above minimum for program - 807 qualifying FICO score, 700 minimum required. CLTV is less than guidelines maximum - 71.94% CLTV ratio, 80% maximum allowed.		XXXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3449905
XXXXX	1987841	XXXXX	D	A	D	A	A	A	D	A	Closed	FCRE5782	2025-02-11 12:30	2025-02-19 15:54	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-02/19/2025 Ready for Review-Document Uploaded. GAP report - Seller-02/18/2025 Open-Borrower 1 Gap Credit Report is Missing Per guides, Credit refresh report required within 30 days of note date. Missing credit refresh for B1. - Due Diligence Vendor-02/11/2025	Ready for Review-Document Uploaded. GAP report - Seller-02/18/2025	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-02/19/2025	Qualifying FICO score is at least 20 points above minimum for program - 807 qualifying FICO score, 700 minimum required. CLTV is less than guidelines maximum - 71.94% CLTV ratio, 80% maximum allowed.		XXXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3398324
XXXXX	1987841	XXXXX	D	A	D	A	A	A	D	A	Closed	FCRE5783	2025-02-11 12:30	2025-02-19 15:54	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Resolved-Borrower 2 Gap Credit Report is not missing. - Due Diligence Vendor-02/19/2025 Ready for Review-Document Uploaded. GAP report - Seller-02/18/2025 Open-Borrower 2 Gap Credit Report is Missing Per guides, Credit refresh report required within 30 days of note date. Missing credit refresh for B2. - Due Diligence Vendor-02/11/2025	Ready for Review-Document Uploaded. GAP report - Seller-02/18/2025	Resolved-Borrower 2 Gap Credit Report is not missing. - Due Diligence Vendor-02/19/2025	Qualifying FICO score is at least 20 points above minimum for program - 807 qualifying FICO score, 700 minimum required. CLTV is less than guidelines maximum - 71.94% CLTV ratio, 80% maximum allowed.		XXXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3398340
XXXXX	1987841	XXXXX	D	A	D	A	A	A	D	A	Closed	FCRE8611	2025-02-11 12:00	2025-02-19 15:48	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Received documentation to support the continuance of 3 years. - Due Diligence Vendor-02/19/2025
Ready for Review-Document Uploaded. the enclosed has documents showing parsonage received for past 2 years and also expected to continue for the next 3 years  - Seller-02/18/2025
																						Open-Per guides, housing or parsonage income may be considered qualifying income if there is documentation that the income has been received for the most recent 24 months and the allowance is likely to continue for the next three (3) years. A letter from B1's employer confirms the borrower's employment tenure and states employment is "likely to continue in the future;" however, a letter from the employer confirming the parsonage/housing income will continue for the next three years is required and missing. - Due Diligence Vendor-02/11/2025	Ready for Review-Document Uploaded. the enclosed has documents showing parsonage received for past 2 years and also expected to continue for the next 3 years - Seller-02/18/2025	Resolved-Received documentation to support the continuance of 3 years. - Due Diligence Vendor-02/19/2025	Qualifying FICO score is at least 20 points above minimum for program - 807 qualifying FICO score, 700 minimum required. CLTV is less than guidelines maximum - 71.94% CLTV ratio, 80% maximum allowed.		XXXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3397830
XXXXX	1996187	XXXXX	D	B	D	B	A	A	A	A	Closed	FCRE5782	2025-03-06 15:09	2025-03-11 15:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received Gap Report for both borrowers - Due Diligence Vendor-03/11/2025 Ready for Review-Document Uploaded. GAP report - Seller-03/10/2025 Open-Borrower 1 Gap Credit Report is Missing Gap report missing for B1 AND B2 and the Credit Report in file is more than 30 days from closing. - Due Diligence Vendor-03/06/2025	Ready for Review-Document Uploaded. GAP report - Seller-03/10/2025	Resolved-Received Gap Report for both borrowers - Due Diligence Vendor-03/11/2025	CLTV is less than guidelines maximum - 46.95% CLTV ratio, 75% maximum allowed. Qualifying FICO score is at least 20 points above minimum for program - 794 qualifying FICO score, 700 minimum required.		XXXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3548823
XXXXX	1996187	XXXXX	D	B	D	B	A	A	A	A	Closed	FCRE8201	2025-03-06 13:51	2025-03-07 10:50	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-03/07/2025 Open-1st lien mtg does not have escrows - Due Diligence Vendor-03/06/2025		Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-03/07/2025	CLTV is less than guidelines maximum - 46.95% CLTV ratio, 75% maximum allowed. Qualifying FICO score is at least 20 points above minimum for program - 794 qualifying FICO score, 700 minimum required.	None listed by originator, audit comp factors as follows: 46.95% CLTV ratio, 75% maximum allowed. 794 qualifying FICO score, 700 minimum required.		QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	3547552
XXXXX	2009901	XXXXX	C	B	C	B	A	A	A	A	Closed	FCRE1197	2025-04-04 09:13	2025-04-10 14:01	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Originator waiver received and applied with comp factors for Fico - Due Diligence Vendor-04/10/2025
Ready for Review-Document Uploaded. please see the enclosed email chain with the Investor... towards the beginning, the FICO portion is mentioned  - Seller-04/08/2025
Counter-Received screen shot exception for loan amount ofXXXXX-missing exception for FICO.  Audited FICO of 696 is less than Guideline FICO of 720 - Due Diligence Vendor-04/07/2025
Ready for Review-Document Uploaded. XXXXX exception - Seller-04/04/2025
																						Open-Audited FICO of 696 is less than Guideline FICO of 720 - Due Diligence Vendor-04/04/2025	Ready for Review-Document Uploaded. please see the enclosed email chain with the Investor... towards the beginning, the FICO portion is mentioned - Seller-04/08/2025 Ready for Review-Document Uploaded. XXXXX exception - Seller-04/04/2025	Waived-Originator waiver received and applied with comp factors for Fico - Due Diligence Vendor-04/10/2025	CLTV is less than guidelines maximum - 65..88% vs. 75% max Qualifying DTI below maximum allowed - 24.03 vs. max 45%		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	3782611
XXXXX	2009901	XXXXX	C	B	C	B	A	A	A	A	Closed	FCRE1199	2025-04-03 16:55	2025-04-10 11:27	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Originator exception granted loan amount waiver applied with compactors -- DTI 25%,45% maximum allowed; 70% LTV<75% maximum LTV allowed - Due Diligence Vendor-04/07/2025 Ready for Review-Document Uploaded. XXXXX exception - Seller-04/04/2025 Open-Audited Loan Amount is greater than the Guideline Maximum Loan Amount of $350000 - Due Diligence Vendor-04/03/2025	Ready for Review-Document Uploaded. XXXXX exception - Seller-04/04/2025	Waived-Originator exception granted loan amount waiver applied with compactors -- DTI 25%,45% maximum allowed; 70% LTV<75% maximum LTV allowed - Due Diligence Vendor-04/07/2025	CLTV is less than guidelines maximum - 65..88% vs. 75% max Qualifying DTI below maximum allowed - 24.03 vs. max 45%	23 LTV 43 DTI	XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	3778610
XXXXX	2009902	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE1145	2025-04-07 16:23	2025-04-09 16:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Upon further review, the loan file contained all required title documentation. - Due Diligence Vendor-04/09/2025 Ready for Review-Document Uploaded. the enclosed title search is all that is required for second lien loans... title insurance not required - Seller-04/08/2025 Open-Title Document is missing Missing title commitment and all applicable schedules for loan amounts <= $250,000. - Due Diligence Vendor-04/08/2025	Ready for Review-Document Uploaded. the enclosed title search is all that is required for second lien loans... title insurance not required - Seller-04/08/2025	Resolved-Upon further review, the loan file contained all required title documentation. - Due Diligence Vendor-04/09/2025	Months Reserves exceed minimum required - 24 months vs. 0 required CLTV is less than guidelines maximum - Guidelines allow CLTV to 75%. Subject loan CLTV is 62.33%.		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3800080
XXXXX	2009902	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE1152	2025-04-07 16:23	2025-04-09 16:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Received confirmation re taxes are escrowed. - Due Diligence Vendor-04/09/2025 Ready for Review-Document Uploaded. taxes included in mortgage - Seller-04/08/2025 Open-Missing Evidence of Property Tax Missing verification of taxes for subject property. Additional conditions may apply once taxes are verified. - Due Diligence Vendor-04/08/2025	Ready for Review-Document Uploaded. taxes included in mortgage - Seller-04/08/2025	Resolved-Received confirmation re taxes are escrowed. - Due Diligence Vendor-04/09/2025	Months Reserves exceed minimum required - 24 months vs. 0 required CLTV is less than guidelines maximum - Guidelines allow CLTV to 75%. Subject loan CLTV is 62.33%.		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3800078
XXXXX	2009903	XXXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXXX	2020123	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE1334	2025-04-28 13:16	2025-04-30 15:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Executed 4506-T/4506-C is Missing	Resolved-Received 4506C - Due Diligence Vendor-04/30/2025 Ready for Review-Document Uploaded. 4506 - Seller-04/29/2025 Open-Borrower 1 Executed 4506-T/4506-C is Missing Missing for B1 AND B2 - Due Diligence Vendor-04/28/2025	Ready for Review-Document Uploaded. 4506 - Seller-04/29/2025	Resolved-Received 4506C - Due Diligence Vendor-04/30/2025	On time mortgage history exceeds guideline requirement - On Time Mortgage History = 53 Months Required = 12 months Qualifying FICO score is at least 20 points above minimum for program - FICO = 756 Min FICO = 680		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3981762
XXXXX	2020121	XXXXX	D	B	D	B	A	A	A	A	Closed	FCRE7497	2025-04-30 10:45	2025-05-07 08:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verified through XXX there is no HOA for all properties listed on final 1003 - Due Diligence Vendor-05/07/2025
Counter-PITIA validation includes confirmation of HOA monthly obligation (A). PUDs, Townhomes, Condos may be subject to HOA obligations. XXX or LOE from borrower are acceptable confirmation of no HOA obligations. - Due Diligence Vendor-05/06/2025
Ready for Review-many of our loans show properties owned in the REO section of the 1003... we have never in the past had to "prove" the listed properties as not being a condo or a coop (at any investor)... why is this loan being viewed differently that any other loan we have ever processed?  - Seller-05/05/2025
Counter-Please provide documentation to support. - Due Diligence Vendor-05/02/2025
Ready for Review-none of the properties listed in the REO section are condo or coop.... so there would be no HOA fees on any of the properties owned - Seller-05/01/2025
																						Open-Missing verification of HOA fees for non-subject properties. - Due Diligence Vendor-04/30/2025	Ready for Review-many of our loans show properties owned in the REO section of the 1003... we have never in the past had to "prove" the listed properties as not being a condo or a coop (at any investor)... why is this loan being viewed differently that any other loan we have ever processed? - Seller-05/05/2025 Ready for Review-none of the properties listed in the REO section are condo or coop.... so there would be no HOA fees on any of the properties owned - Seller-05/01/2025	Resolved-Verified through XXX there is no HOA for all properties listed on final 1003 - Due Diligence Vendor-05/07/2025	On time mortgage history exceeds guideline requirement - On time mortgage history exceeds guideline requirement of 0x30 >than 24 months Months Reserves exceed minimum required - 49 mos reserves; 0 required Verified employment history exceeds guidelines - Verified employment history exceeds guidelines. Borrowers have been self employed for 4.46 years.			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4003654
XXXXX	2020121	XXXXX	D	B	D	B	A	A	A	A	Closed	FCRE5782	2025-04-30 09:39	2025-05-06 16:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Credit refresh received. - Due Diligence Vendor-05/06/2025 Ready for Review-second lien loans allow 30 days (not 10 days) - Seller-05/05/2025 Counter-Gap report provided is not dated within 10 days. - Due Diligence Vendor-05/02/2025 Ready for Review-Document Uploaded. GAP report - Seller-05/01/2025 Open-Borrower 1 Gap Credit Report is Missing Borrower 1 and Borrower 2 Gap Credit Report is Missing - Due Diligence Vendor-04/30/2025	Ready for Review-second lien loans allow 30 days (not 10 days) - Seller-05/05/2025 Ready for Review-Document Uploaded. GAP report - Seller-05/01/2025	Resolved-Credit refresh received. - Due Diligence Vendor-05/06/2025	On time mortgage history exceeds guideline requirement - On time mortgage history exceeds guideline requirement of 0x30 >than 24 months Months Reserves exceed minimum required - 49 mos reserves; 0 required Verified employment history exceeds guidelines - Verified employment history exceeds guidelines. Borrowers have been self employed for 4.46 years.		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4002630
XXXXX	2020121	XXXXX	D	B	D	B	A	A	A	A	Closed	FCRE8201	2025-04-30 10:09	2025-04-30 12:10	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-04/30/2025 Open-First Lien mortgage does not have escrow for taxes and insurance. (may be considered on exception basis) . Client provided an Exception Approval, applied to non material finding with reviewed comp factors. - Due Diligence Vendor-04/30/2025		Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-04/30/2025	On time mortgage history exceeds guideline requirement - On time mortgage history exceeds guideline requirement of 0x30 >than 24 months Months Reserves exceed minimum required - 49 mos reserves; 0 required Verified employment history exceeds guidelines - Verified employment history exceeds guidelines. Borrowers have been self employed for 4.46 years.	-Verified employment history exceeds guidelines. Borrowers have been self employed for 4.46 years. -On time mortgage history exceeds guideline requirement of 0x30 >than 24 months		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	4003077
XXXXX	2020124	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE5782	2025-05-02 13:37	2025-05-06 16:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Upon further review, the loan file contained all required credit documentation. - Due Diligence Vendor-05/06/2025 Ready for Review-Document Uploaded. enclosed full credit report is dated within 30 days of closing - Seller-05/05/2025 Open-Borrower 1 Gap Credit Report is Missing - Due Diligence Vendor-05/02/2025	Ready for Review-Document Uploaded. enclosed full credit report is dated within 30 days of closing - Seller-05/05/2025	Resolved-Upon further review, the loan file contained all required credit documentation. - Due Diligence Vendor-05/06/2025	Long term residence - B1 living in home for 15 years. CLTV is less than guidelines maximum - CLTV 32.78% is lower than maximum 80%		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4030111
XXXXX	2020122	XXXXX	C	B	C	B	A	A	A	A	Closed	FCRE1197	2025-05-08 09:08	2025-05-08 09:34	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow w/comp factors of reserves and on-time mortgage payments - Due Diligence Vendor-05/08/2025 Open-Audited FICO of 690 is less than Guideline FICO of 720 EXCEPTION in file for FICO of 690; need 720 - Due Diligence Vendor-05/08/2025		Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow w/comp factors of reserves and on-time mortgage payments - Due Diligence Vendor-05/08/2025	Months Reserves exceed minimum required - 31.02 mos reserves; 0 required On time mortgage history exceeds guideline requirement - 0x12x30 in the past 52 months	Reserves		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	N/A	4079977